Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001381197
Registrant Name	Interactive Brokers Group, Inc.
Registration File Number	333-297857
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES